Fair values of financial instruments not carried at fair value - Fair value of financial instruments not carried at fair value and bases of valuation (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Deposits by banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	$ 97,782	$ 73,997
Deposits by banks | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	103	0
Deposits by banks | Fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	97,812	74,025
Deposits by banks | Fair value | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	103	0
Customer accounts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1,718,604	1,654,955
Customer accounts | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	19,088	5,399
Customer accounts | Fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1,718,745	1,655,151
Customer accounts | Fair value | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	19,088	5,399
Repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	195,532	180,880
Repurchase agreements – non-trading | Fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	195,498	180,873
Debt securities in issue | At cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	102,129	105,785
Debt securities in issue | Fair value | At cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	102,898	106,643
Subordinated liabilities | At cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	27,569	25,958
Subordinated liabilities | Fair value | At cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	30,114	28,262
Loans and advances to banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	107,582	102,039
Loans and advances to banks | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	169	144
Loans and advances to banks | Fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	107,585	102,055
Loans and advances to banks | Fair value | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	169	144
Loans and advances to customers
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	981,722	930,658
Loans and advances to customers | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,287	977
Loans and advances to customers | Fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	975,671	917,643
Loans and advances to customers | Fair value | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,289	977
Repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	283,204	252,549
Repurchase agreements – non-trading | Fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	283,340	252,598
Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	166,209	153,973
Financial investments – at amortised cost | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Financial investments – at amortised cost | Fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	165,142	151,060
Financial investments – at amortised cost | Fair value | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 0	$ 0